Share-based Payment - Summary of Fair Values for Warrant Grants (Detail) - Warrants [member]	12 Months Ended
	Dec. 31, 2022 yr € / shares	Dec. 31, 2021 yr € / shares	Dec. 31, 2020 yr € / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected life of warrants (years) | yr	6.0	6.0
Weighted average exercise price | € / shares	€ 100.40	€ 122.03	€ 137.57
Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected volatility	48.00%	48.00%	52.00%
Risk-free interest rate	(0.08%)	(0.54%)	(0.93%)
Expected life of warrants (years) | yr			5.05
Fair value of warrants granted in the year | € / shares	€ 36.55	€ 45.91	€ 48.43
Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected volatility	49.00%	49.00%	55.00%
Risk-free interest rate	2.54%	(0.27%)	(0.32%)
Expected life of warrants (years) | yr			7.10
Fair value of warrants granted in the year | € / shares	€ 60.85	€ 64.28	€ 75.77